FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:			12/31/2016

Is this a transition report?			N

Is this an amendment to a previous filing?			Y

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
	B.	File Number: 811-05817
	C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
	B.	City: GREENWOOD VILLAGE
	C.	State: COLORADO
	D.	Zip Code: 80111
	E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?		N

4.	Is this the last filing on this form by Registrant?		N

5.	Is Registrant a small a business investment company (SBIC)? (If yes, complete only 89-110)		N

6.	Is Registrant a unit investment trust (UIT)? (If yes, complete only 111 through 133)		Y

111.	A.
B.
C.

112.

113.

114.	A.
B.
C.

115.	A.
B.

116.	A.
B.

117.	A.
B.
C.
D.

	E.

118.

119.

120.

121.

122.

123.	$238,710

124.

125.

126.	$0

127.	A.
	B.
	C.
	D.
	E.
	F.
	G.
	H.
	I.
	J.	1 $339,856 $0
	K.
	L.	1 $339,856 $0

128.

131.	$1,610

132.

133.	None

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of:	Colorado	Date:	June 9, 2017

Name of Registrant, Depositor, or Trustee:

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

By:	/s/ Brian Stallworth	Witness	/s/ Karyn Green

	Brian Stallworth		Karyn Green
	Counsel		Paralegal